Related party transactions - Financing Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans	$ 5,268,743	$ 5,194,908
Deposits	13,870,223	13,250,084
Interest and fees on loans	221,544	230,656	$ 234,032
Net other gains (losses)	(1,154)	(552)	223
Non-interest expense	333,890	344,594	356,924
Directors and Executives
Loans and Leases Receivable, Related Parties [Roll Forward]
Beginning balance	42,391	38,641
Loans issued during the year	6,263	37,073
Loan repayments and the effect of changes in the composition of related parties	(41,279)	(33,323)
Ending balance	7,375	42,391	38,641
Deposits	21,683	19,591
Interest and fees on loans	1,209	1,444	1,887
Affiliates
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans	10,489	12,939
Deposits	441	423
Interest and fees on loans	618	654	677
Net other gains (losses)	99	742	0
Non-interest expense	$ 1,519	$ 1,431	$ 1,717